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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/12 – 06/30/13

        Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05769
Reporting Period: 07/01/2012 - 06/30/2013
Invesco High Income  Trust II

========================= Invesco High Income Trust II =========================

GENERAL MOTORS COMPANY

Ticker:       GM             Security ID:  37045V100
Meeting Date: JUN 06, 2013   Meeting Type: Annual
Record Date:  APR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Daniel F. Akerson        For       For          Management
1b    Elect Director David Bonderman          For       Against      Management
1c    Elect Director Erroll B. Davis, Jr.     For       For          Management
1d    Elect Director Stephen J. Girsky        For       For          Management
1e    Elect Director E. Neville Isdell        For       For          Management
1f    Elect Director Robert D. Krebs          For       For          Management
1g    Elect Director Kathryn V. Marinello     For       For          Management
1h    Elect Director Michael G. Mullen        For       For          Management
1i    Elect Director James J. Mulva           For       For          Management
1j    Elect Director Patricia F. Russo        For       For          Management
1k    Elect Director Thomas M. Schoewe        For       For          Management
1l    Elect Director Theodore M. Solso        For       For          Management
1m    Elect Director Carol M. Stephenson      For       For          Management
1n    Elect Director Cynthia A. Telles        For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Require Independent Board Chairman      Against   Against      Shareholder
5     Stock Retention/Holding Period          Against   Against      Shareholder

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	INVESCO HIGH INCOME TRUST II

By (Signature and Title)*	/s/ COLIN MEADOWS
Colin Meadows
Principal Executive Officer

Date	August 16, 2013

*	Please print the name and title of the signing officer below the signature.